Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 sqft Lease Tenants	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Capital Commitment [Member]	Dec. 31, 2011 Aviation Business Park [Member]	Dec. 29, 2011 Aviation Business Park [Member]	Dec. 31, 2010 Aviation Business Park [Member]	Dec. 31, 2011 Three Flint Hill [Member]	Dec. 31, 2011 Indian Creek Court [Member]
Commitments and Contingencies (Additional Textual) [Abstract]
Percentage interest in Aviation Business Park					50.00%	50.00%	50.00%
Acquisition date fair value of Aviation Business Park					$ 126,000
Contingent consideration upon joint venture default					63,000
Contingent consideration percentage upon joint venture default					50.00%
Tenant improvement obligations									10,200,000
Unsecured revolving credit facility included in capital commitments				72,000,000
Capital improvement obligations at Three Flint Hill								1,500,000
Amount accrued outstanding related to redevelopment activities								1,900,000
Commitments and Contingencies (Textual) [Abstract]
Occupancy rate in the company's consolidated properties	81.80%
Number of tenants in the company's consolidated rental properties	608
Vacancy rate at Redland Corporate Center II, at acquisition	99.00%
Occupancy percentage of company's consolidated portfolio	84.00%
Number of tenants related to subleasing of former corporate office space	3
Number of sublease agreement	3
Corporate office leases rent expense	600,000	600,000	600,000
Expansion of corporate space	19,000
Lease Expiration Date	31-1-2021
Lease agreement real estate property	6,000
Contingent liability upon default on development projects	2,200,000
Future rent abatements	400,000
Allowance receivable in future for tenant improvement	$ 1,300,000